Condensed interim consolidated statements of cash flows (Supplemental Disclosures) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Cash and cash equivalents consist of:
Cash	$ 3,111	$ 8,723
Term deposits
Cash and cash equivalents	$ 3,111	$ 8,723